Retirement and Benefit Plans Level 4 Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans [Line Items]
Defined contribution plan employer matching contribution, percent	4.00%
Defined contribution plan, additional discretionary contribution	1.00%
Defined contribution plan matching contribution expense	$ 14.3	$ 7.7	$ 6.7
Minimum [Member]
Defined Contribution Plans [Line Items]
Defined contribution additional performance target contribution	2.00%
Maximum [Member]
Defined Contribution Plans [Line Items]
Defined contribution additional performance target contribution	4.00%